COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Rental expenses	¥ 7,306,686	¥ 4,896,922	¥ 3,981,515
Future minimum lease commitments
2019	6,943,633
2020	3,333,014
2021	¥ 1,293,531